Label	Element	Value
U.S. Targeted Value Portfolio
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE SUMMARY AND STATUTORY

PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Summary and Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc., is to notify shareholders of the following changes.

I. The following is added to the end of the “Investment Objective” section of each Portfolio’s fund summary:

The Portfolio has a secondary investment objective of minimizing federal income taxes on returns.

II. The following is added to the end of the first paragraph in the “Principal Investment Strategies” section of each Portfolio’s fund summary:

The Advisor’s tax management strategies for the Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

III. The following is added to the “Principal Risks” section of each Portfolio’s fund summary and “Additional Information on Investment Objectives and Policies—Additional Information Regarding Investment Risks” section of the Prospectus:

Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Targeted Value Portfolio
U.S. Targeted Value Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Risks
U.S. Targeted Value Portfolio | Tax-Management Strategy Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.